Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Shares Outstanding And Treasury Shares Held

	December 31,
	2012	2011	2010

Shares outstanding	140,167,266	138,815,098	137,775,567
Treasury shares	776,355	710,482	673,472